Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Bitdeer Technologies Group
Entity Central Index Key	0001899123
Entity Emerging Growth Company	true
Entity Ex Transition Period	false